Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DSM Global Growth & Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The DSM Global Growth & Income Fund (the “Global Growth & Income Fund” or “Fund”) seeks long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above Example, affect the Fund’s performance. During the most recent fiscal period (November 12, 2013 through June 30, 2014), the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Permissible Securities. Under normal circumstances, the Fund will primarily invest its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies. Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund generally will contain 25 to 35 equity securities. The Advisor currently defines a “large capitalization company” as one that has a market capitalization of $10 billion or more at the time of purchase. The Fund may also invest up to 40% of its net assets in equity securities of issuers that have a market capitalization below $10 billion at the time of purchase. Under normal market conditions, at least 30% of the Fund’s net assets will be invested in the securities of foreign issuers, including those in emerging markets through, but not limited to, American Depository Receipts or similar securities. In determining whether an issuer is foreign, the Advisor will consider various factors including where the issuer is headquartered, where the issuer’s principal operations are located, where the issuer’s revenues are derived, where the principal trading market is located and the country in which the issuer is legally organized. The weight given to each of these factors will vary depending upon the circumstances and as determined by the Advisor. The Fund intends to invest in securities of issuers from at least three different countries outside of the United States. From time to time, the Fund may invest more than 25% of its assets in issuers connected to China, and in issuers in other newly-developed emerging markets, which involves certain risks and special considerations not typically associated with investment in more developed economies or markets.

The Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, industries, geographic regions or sectors of the global economy. The Fund may invest greater than 25% of its assets in one or more of the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, technology and telecommunications services. As of the date of this Prospectus over 25% of the Fund’s assets were invested in securities within the consumer discretionary sector.

Management Process. The Advisor manages the Fund using a bottom-up, “idea-driven,” growth-style with a long-term (i.e., three-year) investment horizon. This means in general terms that the Advisor identifies companies, one-by-one, which the Advisor believes exhibit certain growth characteristics. . . . For instance, the Advisor may select companies that it believes have growing businesses with solid fundamentals, attractive profitability, and successful managements. The Advisor generally sells a stock when it believes its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is the risk that you could lose all or a portion of your money on your investment in the Fund. The Fund is subject to many of the risks common to mutual funds that invest in equity securities of domestic and foreign companies. You may lose money by investing in this Fund. In particular, the following risks could affect the value of your investment:

●
China Risk. Investing in securities of Chinese companies involves special risks, including greater government control over the economy, political and legal uncertainty, currency fluctuations or exchange limitations, the risk that China’s government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Information about issuers in emerging markets, including China, may not be as complete, accurate or timely as information about listed companies in other more developed economies or markets.

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Consumer Discretionary Risk. The Fund invests in the securities of companies in the consumer discretionary sector. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

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Dividend Risk. Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

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Emerging Markets Risk. Stocks of issuers in emerging markets countries entail greater investment risk than developed markets. Such risks could include governmental dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

●
Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

●
Foreign Securities Risk. The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Foreign securities markets may involve greater risk, less transparency, less information, exposure to foreign taxes and volatility than more developed markets. Some foreign countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar.

●	General Market Risk. The stock market declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.

●
Growth Style Investment Risk. Growth-oriented funds may underperform when value investing is in favor. In addition, growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

●
Large Cap Company Risk. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, may be more prone to global economic risks, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●	Management Risk. The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

●	Newer Fund Risk. The Fund is newer with a limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

●
Non-Diversification Risk. A non-diversified fund may hold a significant percentage of its assets in the securities of fewer companies or even one company, and therefore events effecting those companies have a greater impact on the Fund than on a diversified fund.

●
Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Fund shareholders.

●	Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

●
Sector-Focus Risk. Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

●
Small and Mid-Sized Company Stock Risk. Small to mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small to mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund may hold a significant percentage of its assets in the securities of fewer companies or even one company, and therefore events effecting those companies have a greater impact on the Fund than on a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund commenced operations on November 12, 2013, it does not have a full calendar year of performance to compare against a broad measure of market performance. Accordingly, performance information is not available. Performance information will be available after the Fund has been in operation for one full calendar year. At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance. Updated performance information is available on the Fund’s website at www.dsmmutualfunds.com or by calling the Fund toll-free at 1-877-862-9555.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund commenced operations on November 12, 2013, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-862-9555
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dsmmutualfunds.com
Retail Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (includes shareholder servicing fee of up to 0.10%)	rr_OtherExpensesOverAssets	3.62%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.77%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.42%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,129

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to reduce its fees and pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.35% of the average daily net assets of the Retail Class shares (the "Expense Cap") through at least October 31, 2015. To the extent that the Advisor waives its fees and absorbs expenses to satisfy this Expense Cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap.